Related party transactions - Purchases of services from related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Monitoring fee (including Directors fee)	€ 218	€ 709	€ 776
Entities with significant influence over entity
Disclosure of transactions between related parties [line items]
Monitoring fee (including Directors fee)	(950)	460	700
Directors fee	278	195	0
Reimbursements	16	54	76
Total	€ (656)	€ 709	€ 776